SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 153,029	$ 153,029
Accumulated Depreciation	(121,625)	(101,044)
Net Book Value	31,404	51,985
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,192	2,192
Accumulated Depreciation	(1,042)	(867)
Net Book Value	1,150	1,325
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	108,330	108,330
Accumulated Depreciation	(78,076)	(61,993)
Net Book Value	30,254	46,337
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	42,507	42,507
Accumulated Depreciation	(42,507)	(38,184)
Net Book Value		$ 4,323